Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING INSTRUMENTS
DERIVATIVES AND HEDGING INSTRUMENTS
SunEdison's hedging activities consist of:

		Assets (Liabilities or Equity) Fair Value
In millions	Balance Sheet Classification	As of December 31, 2013	As of December 31, 2012
Derivatives designated as hedging:
Interest rate swaps	Prepaid and other current assets	$1.6	$—
Interest rate swaps	Accumulated other comprehensive income	(1.6)	—
Interest rate swaps	Accrued liabilities	(2.4)	(5.0)
Interest rate swaps	Accumulated other comprehensive loss	1.6	4.3
Cross currency swaps	Accrued liabilities	(2.4)	—
Cross currency swaps	Accumulated other comprehensive loss	2.4	—
Derivatives not designated as hedging:
Note hedge	Note hedge derivative asset	$514.8	$—
Conversion option	Conversion option derivative liability	(506.5)	—
Warrant	Warrant derivative liability	(270.5)	—
Currency forward contracts	Prepaid and other current assets	0.7	0.5
Currency forward contracts	Accrued liabilities	(11.5)	(7.1)
Interest rate swaps	Prepaid and other current assets	1.0	—
Interest rate swaps	Accrued liabilities	(0.2)	—

		Losses
In millions	Statement of Operations Classification	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$8.0	$9.0	$7.4
Interest rate swaps	Interest expense	0.2	—	—

To mitigate financial market risks of fluctuations in foreign currency exchange rates, we utilize currency forward contracts. We do not use derivative financial instruments for speculative or trading purposes. We generally hedge transactional currency risks with currency forward contracts. Gains and losses on these foreign currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing our net exposure. A substantial portion of our revenue and capital spending is transacted in U.S. Dollars. However, we do enter into transactions in other currencies, primarily the Euro, the Japanese Yen, the Canadian Dollar, the South African Rand and certain other Asian currencies. To protect against reductions in value and volatility of future cash flows caused by changes in foreign exchange rates, we have established transaction-based hedging programs. Our hedging programs reduce, but do not always eliminate, the impact of foreign currency exchange rate movements. At any point in time, we may have outstanding contracts with several major financial institutions for these hedging transactions. Our maximum credit risk loss with these institutions is limited to any gain on our outstanding contracts. As of December 31, 2013 and 2012, these currency forward contracts had net notional amounts of $401.0 million and $320.5 million, respectively, and are accounted for as economic hedges.
In addition to the currency forward contracts purchased to hedge transactional currency risks, we entered into currency forward contracts during 2010 to hedge cash flow risks associated with future purchases of raw materials denominated in Euros. These forward contracts were established as cash flow hedges designed to protect against the variability in foreign currency rates between the Euro and U.S. Dollar. The cash flow hedges were accounted for using hedge accounting. As of June 30, 2011, the future purchases of raw materials associated with these cash flow hedges were no longer deemed probable and accordingly, the related gains of $14.2 million on the forward contracts were reclassified from accumulated other comprehensive (loss) income into earnings. During the third quarter of 2011, these forward contracts were liquidated, resulting in a loss of $6.6 million. There were no outstanding currency forward contracts designated as cash flow hedges as of December 31, 2013 and 2012.

During the second quarter of 2013, we entered into a cross currency swap with a notional amount of $185.8 million million accounted for as a cash flow hedge. The amounts recorded to the consolidated balance sheet, as provided in the table above, represent the fair value of the net amount that would settle on the balance sheet date if the swap was transferred to other third parties or canceled by us. The effective portion of this cash flow hedge instrument during the year ended December 31, 2013 was recorded to accumulated other comprehensive income (loss) on the consolidated balance sheet. No ineffectiveness was recognized during the year ended December 31, 2013.
As of December 31, 2013, we are party to five interest rate swap instruments that are accounted for using hedge accounting. These instruments are used to hedge floating rate debt and are accounted for as cash flow hedges. Under the interest rate swap agreements, we pay the fixed rate and the financial institution counterparties to the agreements pay us a floating interest rate as indicated in the table below. The amount recorded in the consolidated balance sheet, as provided in the table below, represents the estimated fair value of the net amount that we would settle on December 31, 2013, if the agreements were transferred to other third parties or cancelled by us. The effective portion of these cash flow hedges for the year ended December 31, 2013, 2012 and 2011 were losses of $2.4 million, $5.0 million and $4.5 million, respectively. These were recorded to accumulated other comprehensive income (loss). There was no material ineffectiveness recorded for the year ended December 31, 2013, December 31, 2012, and December 31, 2011 respectively. There were no outstanding currency forward contracts designated as cash flow hedges as of December 31, 2013, 2012 and 2011.
As of December 31, 2013, we are party to five interest rate swap instruments that are accounted for as economic hedges. These instruments are used to hedge floating rate debt and are not accounted for as cash flow hedges. Under the interest rate swap agreements, we pay the fixed rate and the financial institution counterparties to the agreements pay us a floating interest rate as indicated in the table below. The amount recorded in the consolidated balance sheet, as provided in the table below, represents the estimated fair value of the net amount that we would settle on December 31, 2013, if the agreements were transferred to other third parties or cancelled by us. Because these hedges are deemed economic hedges and not accounted for under hedge accounting, the changes in fair value are recorded to non-operating expense (income) within the consolidated statement of operations. The net fair value of these hedges as of December 31, 2013 was an asset of $0.8 million.

As of December 31, 2013, we have upward amortizing interest rate swap agreements that are used as an economic hedge related to several consolidated solar energy system projects for which we own 8.2% of the project companies. These instruments are used to hedge floating rate debt with a construction loan availability of $200.0 million and are not designated as a cash flow hedge. Under the swap agreement, we pay the fixed rate and the counterparty to the agreement pays us a floating interest rate. The amount recorded in the consolidated balance sheet, as provided in the table above, represents the estimated fair value of the net amount that we would settle on December 31, 2013 if the agreements were transferred to other third parties or cancelled by us. Because these agreements are designated as an economic hedge and not accounted for under hedge accounting, the changes in fair value are recorded to non-operating expense (income) within the consolidated statement of operations. During the year ended December 31, 2013, we recorded $0.5 million to interest expense for fair value adjustments. These amounts are reduced in the consolidated statement of operations by approximately $0.5 million attributable to a non-controlling interest representing the 91.8% of the project companies we do not own. We also have an upward amortizing interest rate swap agreement that is designated as a cash flow hedge related to a solar energy system project. This instrument is used to hedge floating rate debt with a construction loan availability of $185.8 million. The changes in fair value are recorded to accumulated other comprehensive income (loss) on the consolidated balance sheets, as provided in the table below, with any ineffectiveness recorded in the consolidated statement of operations. No such ineffectiveness was recognized during the year ended December 31, 2013.
In connection with the senior convertible notes offered in December, 2013 as discussed in Note 10, we entered into privately negotiated convertible note hedge transactions and warrant transactions. Assuming full performance by the counterparties, these instruments are meant to effectively reduce our potential payout over the principal amount on the senior convertible notes upon conversion. Refer to Note 10 for additional information.
A summary of all interest rate swap instruments outstanding as of December 31, 2013 are as follows:

Designation	Notional Amount in Local Currency (in millions)	Notional Currency	Fixed Rate	Variable Rate	Termination Date	Assets (Liabilities) Fair Value at December 31, 2013
Interest rate swap #1 - Cash Flow Hedge	4.2	EURO	5.10%	Euribor plus 1.5%	6/30/2023	$(1.4)
Interest rate swap #2 - Cash Flow Hedge	1.7	EURO	5.10%	Euribor plus 1.5%	6/30/2023	$(0.6)
Interest rate swap #3 - Cash Flow Hedge	30.8	CAD	3.30%	Canadian Deposit Offering Rate	6/5/2028	$(0.4)
Interest rate swap #4 - Cash Flow Hedge	1,856.1	ZAR	2.74%	3-Month USD LIBOR BBA plus 230 bps spread	9/30/2014	$1.6
Interest rate swap #5 - Cash Flow Hedge	12.4	CAD	3.61%	3 Month CDOR	7/31/2031	$—
Interest rate swap #6 - Economic Hedge	94.0	MYR	4.25%	MYR-KLIBOR-BNM	3/31/2028	$0.4
Interest rate swap #7 - Economic Hedge	37.9	MYR	4.40%	MYR-KLIBOR-BNM	3/31/2028	$0.1
Interest rate swap #8 - Economic Hedge	180.0	THB	6.47%	MLR minus 2.0%	12/31/2023	$(0.2)
Interest rate swap #9 - Economic Hedge	1,459.7	ZAR	5.25%	ZAR-JIBAR-SAFEX Rate	3/31/2024	$0.1
Interest rate swap #10 - Economic Hedge	1,296.8	ZAR	5.25%	ZAR-JIBAR-SAFEX Rate	3/31/2024	$0.4